Related Party Transactions and Balances (Details)	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transactions and Balances (Details) [Line Items]
Advanced payment	$ 4,616
Rental tax (in Yuan Renminbi) | ¥		¥ 32,845
Due from related parties	1,325
Due to related parties	123,785
Related parties			$ 5,941
Due to related parties	123,785		123,117
Zhongtan Future [Member]
Related Party Transactions and Balances (Details) [Line Items]
Service fee	$ 655,227
Shares of percentage	10.00%
Accounts receivables	$ 223,944
Zhongxin [Member]
Related Party Transactions and Balances (Details) [Line Items]
Service fee	$ 291,212
Shares of percentage	22.00%
Accounts receivables	$ 149,296
Ms. Yuan Shen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Advanced fund amount			119,210
Payable amount			3,907
Ms. Yuan Shen [Member] | Furuikang [Member]
Related Party Transactions and Balances (Details) [Line Items]
Due to related parties			$ 123,117